Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

17. Selected Quarterly Financial Data (Unaudited)

The following tables set forth certain unaudited quarterly results of operations for the indicated periods:

	Three months ended December 31, 2019	From July 11, 2019 to September 30, 2019	From July 1, 2019 to July 10, 2019	Three months ended June 30, 2019	Three months ended March 31, 2019
(in thousands)	(Successor)		(Predecessor)
Revenue (1)	$33,633	$23,927	$2,334	$21,686	$23,024
Income (loss) from operations	(13,464)	(14,147)	(32,536)	5,626	6,313
Net income (loss)	(15,681)	(15,880)	(32,763)	4,156	4,864
Net income (loss) attributable to the Company	(7,809)	(8,481)	(32,763)	4,156	4,864
Earnings (loss) per Class A share:
Basic and diluted (2)	$(0.21)	$(0.25)

	Three months ended December 31, 2018	Three months ended September 30, 2018	Three months ended June 30, 2018	Three months ended March 31, 2018
(in thousands)	(Predecessor)
Revenue	$33,858	$32,292	$31,066	$32,797
Income from operations	3,717	5,215	5,995	1,684
Net income	2,145	3,727	4,484	181
Net income attributable to the Company	2,145	3,727	4,484	181

(3)

Revenue for the reporting period beginning in 2019 is presented under ASC 606, while prior period revenue continues to be reported in accordance with the Company’s historic accounting practices under previous guidance. Refer to Note 2, “Basis of Presentation and Summary of Significant Accounting Policies”, for further discussions of the adoption of ASC 606.

(4)

The sum of the quarterly earnings per share amounts may not equal the full year amount reported since per share amounts are computed independently for each period based upon the respective weighted-average common shares outstanding for each respective period.